Fair Value - Additional Information (Detail) - USD ($) $ in Millions		3 Months Ended	12 Months Ended
		Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value			$ 53,548.3	$ 51,514.1
Goodwill impairment	[1]		$ 224.8	$ 0.0	$ 0.0
Property Segment
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Goodwill impairment		$ 224.8
Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Vendor quoted prices, percent of FV hierarchy level			90.00%	79.00%
Fair value			$ 30,799.7	$ 24,548.2
Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Vendor quoted prices, percent of FV hierarchy level			98.00%	98.00%
Dealer quoted prices, percent of FV hierarchy level			2.00%	2.00%
Fair value			$ 22,626.7	$ 26,838.2
Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value			121.9	127.7
Available-for-sale Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value			49,513.6	44,815.7
Available-for-sale Securities | Fixed maturities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value			46,651.9	43,873.1
Available-for-sale Securities | Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value			27,977.3	19,441.3
Available-for-sale Securities | Fair Value, Inputs, Level 1 | Fixed maturities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value			25,176.6	18,498.9
Available-for-sale Securities | Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value			21,536.3	25,374.4
Available-for-sale Securities | Fair Value, Inputs, Level 2 | Fixed maturities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value			21,475.3	25,374.2
Available-for-sale Securities | Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value			0.0	0.0
Available-for-sale Securities | Fair Value, Inputs, Level 3 | Fixed maturities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value			$ 0.0	$ 0.0

[1]	See Note 15 – Goodwill and Intangible Assets for further discussion.